INVESTMENT IN SURGE BATTERY METALS INC. - Disclosure of statements of financial position under investments accounted for using equity method (Details) - CAD ($)	Feb. 29, 2024	Dec. 31, 2023	Feb. 28, 2023
Investments Accounted For Using Equity Method [Line Items]
Current assets	$ 19,439,097		$ 43,132,916
Non-current assets (In accordance with ALC's accounting policies)	154,155,734		151,147,225
Current liabilities	$ 3,115,623		$ 1,738,766
Surge Battery Metals Inc [Member]
Investments Accounted For Using Equity Method [Line Items]
Current assets		$ 6,800,432
Non-current assets (per Surge Financial Statements)		9,700,672
Exploration & evaluation expenditures		(4,914,061)
Non-current assets (In accordance with ALC's accounting policies)		4,786,611
Current liabilities		$ 201,800